Preferred Stock (Details) - USD ($)	1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 31, 2021	Jan. 27, 2021	Dec. 31, 2020	Aug. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Preferred Stock (Details) [Line Items]
Preferred stock, shares issued				2,000,000
Preferred stock, par value (in Dollars per share)				$ 0.001	$ 0.001
Outstanding net proceeds received (in Dollars)	$ 3,500,000
Issuance cost (in Dollars)							$ 500,000
Market price (in Dollars per share)						$ 12.72
Preferred stock, dividend rate						8.00%
Incur debt (in Dollars)						$ 2,000,000
Excess of common stock outstanding					21,136			4,576,572
Conversion rate					2.725	2.725
Maximum [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized				2,000,000	5,000,000
Series A Preferred Stock Purchase Agreement [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares issued			628,930				628,930
Preferred stock, par value (in Dollars per share)			$ 6.36				$ 6.36
Net proceeds from issuance of preferred stock (in Dollars)			$ 3,900,000
Net proceeds received (in Dollars)			$ 400,000
Series A Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares issued			628,930		0	628,930	628,930
Preferred stock, par value (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Net proceeds from issuance of preferred stock (in Dollars)			$ 3,900,000
Subscription receivable (in Dollars)	$ 3,500,000
Issuance cost (in Dollars)			$ 96,000
Preferred stock, shares authorized			628,930		0	628,930	628,930
Preferred stock converted into shares of common stock				1,713,965
Shares issued, price per share (in Dollars per share)			$ 6.36				$ 6.36
Series A-1 Preferred Stock Purchase Agreement [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares issued		684,450
Preferred stock, par value (in Dollars per share)		$ 6.36
Net proceeds received (in Dollars)		$ 3,900,000
Issuance cost (in Dollars)		$ 448,000
Series A-1 Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares issued	684,450		0		0	684,450	0
Preferred stock, par value (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Net proceeds from issuance of preferred stock (in Dollars)	$ 3,900,000
Preferred stock, shares authorized			1,100,000		0	1,100,000	1,100,000
Preferred stock converted into shares of common stock				1,865,238
Conversion rate				2.725
Shares issued, price per share (in Dollars per share)	$ 6.36